Tax-Managed Small-Cap Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
Aerospace & Defense — 1.6%
Hexcel Corp.	50,900	$ 3,079,959
		$ 3,079,959
Auto Components — 4.8%
Dana, Inc.	122,314	$ 2,049,982
Dorman Products, Inc.(1)	40,722	4,116,587
Visteon Corp.(1)	22,396	2,857,282
		$ 9,023,851
Automobiles — 0.9%
Harley-Davidson, Inc.	42,072	$ 1,590,742
		$ 1,590,742
Banks — 11.4%
Commerce Bancshares, Inc.	58,869	$ 4,090,807
Community Bank System, Inc.	32,469	2,186,138
CVB Financial Corp.	79,973	2,132,880
Glacier Bancorp, Inc.	36,408	1,823,677
Independent Bank Corp.	28,845	2,417,211
SouthState Corp.	53,064	4,498,235
Stock Yards Bancorp, Inc.	29,426	2,034,808
Wintrust Financial Corp.	26,605	2,289,094
		$ 21,472,850
Biotechnology — 1.1%
Neurocrine Biosciences, Inc.(1)	22,719	$ 2,138,539
		$ 2,138,539
Building Products — 5.8%
AAON, Inc.	53,139	$ 3,197,374
AZEK Co., Inc. (The)(1)	176,015	3,639,990
CSW Industrials, Inc.	22,807	2,724,752
Hayward Holdings, Inc.(1)	108,325	1,264,153
		$ 10,826,269
Capital Markets — 1.3%
Cohen & Steers, Inc.	22,293	$ 1,642,771
Stifel Financial Corp.	12,265	733,570
		$ 2,376,341
Chemicals — 4.7%
Balchem Corp.	16,672	$ 2,263,391
Security	Shares	Value
Chemicals (continued)
Quaker Houghton	12,489	$ 2,025,840
Valvoline, Inc.	137,981	4,445,748
		$ 8,734,979
Commercial Services & Supplies — 1.9%
MillerKnoll, Inc.	116,323	$ 3,502,486
		$ 3,502,486
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.(1)	7,014	$ 657,001
Terminix Global Holdings, Inc.(1)	73,970	3,306,459
		$ 3,963,460
Electronic Equipment, Instruments & Components — 1.0%
National Instruments Corp.	51,250	$ 1,947,500
		$ 1,947,500
Equity Real Estate Investment Trusts (REITs) — 7.0%
CubeSmart	65,275	$ 2,994,164
EastGroup Properties, Inc.	14,581	2,486,644
Essential Properties Realty Trust, Inc.	131,355	3,168,282
Rexford Industrial Realty, Inc.	29,353	1,919,980
STORE Capital Corp.	88,689	2,573,755
		$ 13,142,825
Food & Staples Retailing — 3.5%
Chefs' Warehouse, Inc. (The)(1)	18,883	$ 653,541
Performance Food Group Co.(1)	117,854	5,858,522
		$ 6,512,063
Food Products — 0.7%
J&J Snack Foods Corp.	10,255	$ 1,389,655
		$ 1,389,655
Gas Utilities — 2.3%
ONE Gas, Inc.	50,528	$ 4,291,848
		$ 4,291,848
Health Care Equipment & Supplies — 5.3%
Envista Holdings Corp.(1)	87,429	$ 3,553,989
ICU Medical, Inc.(1)	13,636	2,415,890
Integra LifeSciences Holdings Corp.(1)	52,457	2,887,233
Tandem Diabetes Care, Inc.(1)	17,951	1,188,536
		$ 10,045,648

Tax-Managed Small-Cap Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 10.6%
Addus HomeCare Corp.(1)	39,681	$ 3,682,793
Agiliti, Inc.(1)	159,248	3,485,939
Chemed Corp.	8,657	4,164,796
R1 RCM, Inc.(1)	188,659	4,716,475
U.S. Physical Therapy, Inc.	29,151	3,783,217
		$ 19,833,220
Hotels, Restaurants & Leisure — 2.2%
Texas Roadhouse, Inc.	23,649	$ 2,062,666
Wyndham Hotels & Resorts, Inc.	28,862	2,003,311
		$ 4,065,977
Insurance — 5.4%
RLI Corp.	29,773	$ 3,274,435
Ryan Specialty Holdings, Inc., Class A(1)	88,924	3,845,074
Selective Insurance Group, Inc.	39,105	3,044,715
		$ 10,164,224
Interactive Media & Services — 1.5%
CarGurus, Inc.(1)	114,630	$ 2,784,363
		$ 2,784,363
IT Services — 0.6%
Euronet Worldwide, Inc.(1)	11,834	$ 1,162,927
		$ 1,162,927
Leisure Products — 0.4%
Brunswick Corp.	10,145	$ 812,817
		$ 812,817
Machinery — 4.0%
Chart Industries, Inc.(1)	11,730	$ 2,288,406
Middleby Corp.(1)	19,289	2,790,925
Woodward, Inc.	23,524	2,462,963
		$ 7,542,294
Oil, Gas & Consumable Fuels — 0.5%
Archaea Energy, Inc.(1)	53,415	$ 874,938
		$ 874,938
Professional Services — 2.8%
CBIZ, Inc.(1)	116,563	$ 5,317,604
		$ 5,317,604
Security	Shares	Value
Road & Rail — 1.6%
Landstar System, Inc.	19,428	$ 3,042,036
		$ 3,042,036
Semiconductors & Semiconductor Equipment — 1.6%
Ambarella, Inc.(1)	14,230	$ 1,231,606
Silicon Laboratories, Inc.(1)	12,112	1,786,278
		$ 3,017,884
Software — 7.1%
ACI Worldwide, Inc.(1)	54,339	$ 1,550,292
Altair Engineering, Inc., Class A(1)	69,589	4,099,488
Clearwater Analytics Holdings, Inc., Class A(1)	63,201	807,709
Envestnet, Inc.(1)	49,480	2,883,199
nCino, Inc.(1)	34,397	1,110,679
SPS Commerce, Inc.(1)	23,576	2,823,462
		$ 13,274,829
Specialty Retail — 1.1%
Five Below, Inc.(1)	6,998	$ 889,236
National Vision Holdings, Inc.(1)	41,434	1,207,387
		$ 2,096,623
Trading Companies & Distributors — 3.0%
Core & Main, Inc., Class A(1)	123,170	$ 2,973,324
Herc Holdings, Inc.	22,048	2,734,393
		$ 5,707,717
Total Common Stocks (identified cost $140,442,378)		$183,736,468

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(2)	4,447,401	$ 4,447,401
Total Short-Term Investments (identified cost $4,447,401)		$ 4,447,401
Total Investments — 100.1% (identified cost $144,889,779)		$188,183,869
Other Assets, Less Liabilities — (0.1)%		$ (271,081)
Net Assets — 100.0%		$187,912,788

Tax-Managed Small-Cap Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.
The Portfolio did not have any open derivative instruments at July 31, 2022.
Affiliated Investments
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $4,447,401, which represents 2.3% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$719,232	$20,082,288	$(20,802,213)	$693	$ —	$ —	$654	—
Liquidity Fund	—	19,981,553	(15,534,152)	—	—	4,447,401	11,469	4,447,401
Total				$693	$ —	$4,447,401	$12,123
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$183,736,468*	$ —	$ —	$183,736,468
Short-Term Investments	4,447,401	—	—	4,447,401
Total Investments	$188,183,869	$ —	$ —	$188,183,869
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
3